Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

Note 22.  Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

According to the amendments to the ROC Statute for Industrial Innovation in July 2022, in addition to providing 3 year extension for the existing tax credits for smart machinery and 5G system expenditures, tax credit for cyber security expenditures was added as new incentive items. Tax credit for investment amount eligible for smart machinery and cyber security limited to 5% of expenditure for the current year or 3% of expenditure within 3 consecutive years. Tax credit for smart machinery and cyber security combined with R&D tax credit shall not exceed 50% of current year corporate income tax plus undistributed earnings tax payable.

(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2021, 2022 and 2023 consists of the following:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Current tax expense
Current period	$102,297	48,808	155
Adjustment for prior periods	12	(2,723)	(2,614)
	102,309	46,085	(2,459)

Deferred tax expense
Origination and reversal of temporary differences	310	(5,742)	2,436
Investment tax credits and operating loss carryforward	8,038	755	(5,005)
	8,348	(4,987)	(2,569)
Total income tax expense (benefit)	$110,657	41,098	(5,028)

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2021, 2022 and 2023 consist of the following:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$27	107	(1)

(c)

Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

	Years ended December 31,
	2021		2022		2023
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$544,592		$276,565		$44,393
Income tax expense calculated at the statutory rate	20.0%	108,919	20.0%	55,313	20.0%	8,879
Tax on undistributed earnings	4.2%	22,648	3.9%	10,668	4.4%	1,931
Tax benefit resulting from setting aside legal reserve from prior year’s income	—	(267)	(0.8)%	(2,215)	(2.9)%	(1,267)
Tax benefit resulting from actual investment from prior year’s undistributed earnings	—	(161)	(0.1)%	(303)	—	—
Increase in tax credits	(3.3)%	(17,934)	(5.6)%	(15,556)	(22.2)%	(9,864)
Effect of change of unrecognized deductible temporary differences and tax losses carryforwards	0.7%	3,668	1.7%	4,706	9.3%	4,127
Net of non-taxable income and non-deductible expense	(2.0)%	(10,680)	(5.0)%	(13,728)	(16.0)%	(7,090)
Changes in unrecognized tax benefits	0.5%	2,763	1.1%	3,003	(3.1)%	(1,380)
Foreign tax rate differential	0.2%	837	0.5%	1,370	1.7%	752
Variance from audits, amendments and examinations of prior years’ income tax filings	—	440	(0.1)%	(205)	(3.0)%	(1,347)
Others	—	424	(0.7)%	(1,955)	0.5%	231
Income tax expense (benefit)		$110,657		$41,098		$(5,028)
Effective tax rate	20.3%		14.9%		(11.3)%

(d)	As of December 31, 2022 and 2023, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2022	2023

	(in thousands)
Deferred tax assets:
Inventory	$5,335	4,696
Tax credit carryforwards	—	5,005
Accrued compensated absences	926	941
Allowance for sales discounts	1,465	1,902
Depreciation	641	1,149
Others	3,430	503
	$11,797	14,196

Deferred tax liabilities:
Remeasurement of defined benefit plans	$(250)	(254)
Unrealized foreign exchange gain	(364)	(261)
Others	(77)	(5)
	$(691)	(520)

As of December 31, 2023, the Company has not provided for income taxes on undistributed earnings of approximately $1,307,415 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

(e)	Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2022	loss	income	31, 2022	loss	income	31, 2023

	(in thousands)
Inventory	$2,955	2,380	—	5,335	(639)	—	4,696
Tax credit carryforwards	—	—	—	—	5,005	—	5,005
Operating loss carryforward	755	(755)	—	—	—	—	—
Accrued compensated absences	901	25	—	926	15	—	941
Allowance for sales discounts	720	745	—	1,465	437	—	1,902
Depreciation	601	40	—	641	508	—	1,149
Unrealized foreign exchange loss	(71)	(293)	—	(364)	103	—	(261)
Remeasurement of defined benefit plans	(138)	(5)	(107)	(250)	(5)	1	(254)
Acquired intangible assets	(756)	756	—	—	—	—	—
Others	1,259	2,094	—	3,353	(2,855)	—	498
Total	$6,226	4,987	(107)	11,106	2,569	1	13,676

(f)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2022	2023

	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	206,259	215,956
Unused operating loss carryforwards-undistributed earnings tax	271,093	288,301
Others	29,413	19,468
	$508,325	525,285

As of December 31, 2023, the unused investment tax credits with its expiration year from 2024 to 2035 from US operations were $1,560 thousand.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2023, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year

	(in thousands)
Taiwan operations	$106,123	$21,225	2024~2028
	94,342	18,868	2029~2033
Hong Kong operations	1,815	150	Indefinitely
US operations	13,676	3,810	2024~Indefinitely
		$44,053

(g)	Assessments by the tax authorities

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2021. The income tax returns of 2022 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company’s unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2023.